Property, plant and equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property and equipment, stated at cost less accumulated depreciation and amortization, consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Building and land	5,119,699	5,119,699	3,788,577
Furniture and fixtures	4,053	4,053	2,999
Motor vehicles	602,111	572,434	423,601
Electronic equipment	182,800	182,800	135,272
Machinery	33,993	33,993	25,155
Renovation	47,360	47,360	35,046
Forklift	69,000	69,000	51,060
Subtotal	6,059,016	6,029,339	4,461,710
Less: accumulated depreciation and amortization	(2,366,667)	(2,350,013)	(1,739,009)
Property and Equipment, net	3,692,349	3,679,326	2,722,701

Property and equipment, stated at cost less accumulated depreciation and amortization, consisted of the following at December 31:

	2022	2023	2023
	SGD	SGD	USD
Building and land	5,119,699	5,119,699	3,788,577
Furniture and fixtures	4,053	4,053	2,999
Motor vehicles	602,110	602,111	445,562
Electronic equipment	179,543	182,800	135,272
Machinery	33,993	33,993	25,155
Renovation	47,360	47,360	35,046
Forklift	69,000	69,000	51,060
Subtotal	6,055,758	6,059,016	4,483,671
Less: accumulated depreciation and amortization	(2,204,955)	(2,366,667)	(1,751,333)
Property and Equipment, net	3,850,803	3,692,349	2,732,338